SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of detailed information about basis of consolidation

At December 31, 2020 and 2019, the following entities comprise the Group (the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes, except for the elimination of Credicorp’s treasury shares and its related dividends):

	Activity and country of	Percentage of interest
Entity	incorporation	(direct and indirect)		Assets		Liabilities		Equity		Net income (loss):
		2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Grupo Crédito S.A. and Subsidiaries (i)	Holding, Peru	100.00	100.00	210,298,709	165,072,249	189,194,894	142,514,228	21,103,815	22,558,021	274,816	3,638,334
Pacífico Compañía de Seguros y Reaseguros S.A and Subsidiaries (ii)	Insurance, Peru	98.81	98.79	16,020,865	13,783,515	13,036,221	10,963,533	2,984,644	2,819,982	194,639	381,492
Atlantic Security Holding Corporation and Subsidiaries (iii)	Capital Markets, Cayman Islands	100.00	100.00	8,593,553	6,076,928	6,876,666	4,986,657	1,716,887	1,090,271	507,303	601,629
Credicorp Capital Ltd. and Subsidiaries (iv)	Capital Markets and asset management, Bermuda	100.00	100.00	4,535,200	4,807,905	3,600,354	3,832,287	934,846	975,618	(65,575)	41,634
CCR Inc.(v)	Special purpose Entity, Bahamas	100.00	100.00	259,373	386,146	257,996	385,253	1,377	893	484	1,676

(i)

Grupo Crédito is a company whose main activities are to carry out management and administration activities of the Credicorp Group’s subsidiaries and invest in shares listed on the Peruvian Stock Exchange and unlisted shares of Peruvian companies. we present the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes:

		Percentage of interest
	Activity and country of	(direct and indirect)		Assets		Liabilities		Equity		Net income (loss):
Entity	incorporation	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Banco de Crédito del Perú and Subsidiaries (a)	Banking, Peru	97.71	97.71	195,702,525	152,426,848	177,367,887	133,456,760	18,334,638	18,970,088	244,303	3,641,935
Inversiones Credicorp Bolivia S.A. and Subsidiaries (b)	Banking, Bolivia	99.96	99.96	12,533,378	10,552,154	11,802,383	9,773,372	730,995	778,782	(65,653)	94,666
Prima AFP (c)	Private pension fund administrator, Peru	100.00	100.00	1,107,706	982,591	407,536	284,643	700,170	697,948	148,141	196,590
Krealo SpA and Subsidiaries (d)	Holding, Chile	100.00	100.00	95,693	72,847	22,453	41,765	73,240	31,082	(19,912)	(6,476)

a)    BCP was established in 1889 and its activities are regulated by the Superintendency of Banks, Insurance and Pension Funds -Perú (the authority that regulates banking, insurance and pension funds activities in Perú, hereinafter “the SBS”).

Its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “MiBanco”), a banking entity in Peru oriented towards the micro and small business sector. At December 31, 2020, the assets, liabilities, equity and net result of Mibanco amount to approximately S/15,649.5 million, S/13,539.5 million, S/2,110.0 million and S/(379.3) million, respectively (S/13,741.7 million, S/11,655.7 million, S/2,086.0 million, and S/401.0 million, respectively at December 31, 2019). At the General Shareholders’ Meeting on November 9, 2020, it was agreed to increase Mibanco’s share capital by S/ 400 million. On December 20, 2020, BCP contributed S/ 380 million and Grupo Crédito S/20 million. As of December 31, 2020, the shares are pending issuance.

b)    Inversiones Credicorp Bolivia S.A. (hereinafter  “ICBSA”) was established in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.

Its principal Subsidiary is Banco de Crédito de Bolivia (hereinafter “BCB”), a commercial bank which operates in Bolivia. At December 31, 2020, the assets, liabilities, equity and net result of BCB were approximately S/12,472.4 million, S/11,781.4 million, S/691.0 million and S/(74.3) million, respectively (S/10,480.9 million, S/ 9,743.9 million, S/737.0 million and S/79.0 million, respectively at December 31, 2019).

c)     Prima AFP is a private pension fund and its activities are regulated by the SBS.

d)    Krealo SpA (hereinafter “Krealo”) was established in January 2019; and is oriented to make capital investments outside the country. On July 1, 2019, Krealo acquired Tenpo SpA and Tenpo Prepago S.A. (before Multicaja Prepago S.A.)

(ii)

Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales, Crediseguro Seguros Generales and Pacifico Asiste and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.

(iii)

Its most important Subsidiary is Atlantic Security Bank (ASB), which is incorporated in the Cayman Islands and operates through branches and offices in Grand Cayman and the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.

(iv)

Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia and Mibanco - Banco de la Microempresa de Colombia S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes:

	Percentage of interest
Entity	(direct and indirect)		Assets		Liabilities		Equity		Net income (loss):
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Holding Colombia S.A.S. and Subsidiaries (a)	100.00	100.00	3,229,783	3,400,683	2,606,724	2,692,520	623,059	708,163	(60,398)	22,964
Credicorp Capital Holding Chile and Subsidiaries (b)	100.00	100.00	915,013	1,161,991	744,027	1,017,072	170,986	144,919	(16,979)	(5,222)
Credicorp Capital Holding Perú S.A. and Subsidiaries (c)	100.00	100.00	358,241	228,421	228,555	114,913	129,686	113,508	37,804	24,452

a)     Credicorp Holding Colombia was incorporated in Colombia on March 5, 2012, and its main purpose is the administration, management and increase of its equity through the promotion of industrial and commercial activity, through investment in other companies or legal persons.

Its main subsidiaries are Credicorp Capital Colombia S.A, which was acquired in Colombia in the year 2012 and merged with Ultraserfinco S.A. In June 2020, this subsidiary is oriented to the activities of commission agents and securities brokers. Likewise, Mibanco Colombia (before Banco Compartir S.A.) was acquired in the year 2019 and merged with Edyficar S.A.S. in October 2020, this subsidiary is oriented to grant credits to the micro and small business sector. As of December 31, 2020 and 2019, the direct and indirect interest held by Credicorp and the assets, liabilities, equity and net income were:

	Percentage of interest
Entity	(direct and indirect)		Assets		Liabilities		Equity		Net income (loss):
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
	%	%	%	%	%	%	%	%	%	%

Credicorp Capital Colombia S.A.	100.00	100.00	1,630,701	1,896,733	1,438,236	1,757,850	192,465	138,883	45,454	23,101
Mibanco – Banco de la Microempresa de Colombia S.A.	83.07	77.47	1,207,875	1,045,912	992,611	888,092	215,264	157,820	(50,742)	(2,105)

b)    Credicorp Holding Chile was incorporated in Chile on July 18, 2012, and aims to invest for long-term profitable purposes, in corporeal goods (movable and immovable property) and incorporeal, located in Chile or abroad. Its main subsidiary is Credicorp Capital Chile S.A.

c)    Credicorp Capital Holding Perú S.A. was incorporated in Peru on October 30, 2014, and aims to be the Peruvian holding of investment banking. Its main subsidiary Credicorp Capital Perú S.A.A.; which has as its main activity the function of holding shares, participations and transferable securities in general, providing advisory services in corporate and financial matters, and investment in real estate.

(v)

CCR Inc. was incorporated in 2000, its main activity is to manage loans granted to BCP by foreign financial entities, See Note 17(a)(iii). These loans are collateralized by transactions performed by BCP.

Schedule of Property, furniture and equipment estimated useful lives

Years

Buildings and other construction	33
Installations	10
Furniture and fixtures	10
Vehicles and equipment	5
Computer hardware	4

Schedule of intangible assets estimated useful lives

Intangible assets identified as a consequence of the acquisition of subsidiaries are recognized in the consolidated statement of financial position at their fair values determined on the acquisition date and are amortized using the straight line method over their estimated useful life as follows:

Estimated
useful life in
years

Client relationship - Prima AFP (AFP Unión Vida)	20
Client relationship – Credicorp Capital Holding Chile (Inversiones IMT)	22
Client relationship - Edyficar Peru	10
Client relationship – Mibanco	7
Client relationship - Ultraserfinco	9.2
Brand - Mibanco	25
Brand - Culqi	5
Fund manager contract - Credicorp Capital Colombia	20 and 28
Fund manager contract - Credicorp Capital Holding Chile (Inversiones IMT)	11 and 24
Fund manager contract - Ultraserfinco	23
Core deposits - Mibanco	6
Others	Between 3 and 7.5